12. STOCKHOLDERS DEFICIT (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Stockholders Deficit Details 2
Number of Warrants Outstanding, Beginning	22,059,000	11,485,000
Number of Warrants Granted	5,885,000	15,441,000
Number of Warrants Exercised	0	0
Number of Options Forfeited and Cancelled	0	(4,867,000)
Number of Warrants Outstanding and Exercisable, Ending	27,944,000	22,059,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.26	$ 0.25
Weighted Average Exercise Price Granted	$ 0.21	$ 0.21
Weighted Average Exercise Price Forfeited		$ 0.34
Weighted Average Exercise Price Outstanding and Exercisable, Ending	$ 0.20	$ 0.26